Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Shareholders' Equity
Schedule of Weighted Average Assumptions

The following weighted-average assumptions were used for stock option awards granted during the three and nine months ended September 30, 2019:

	Three months ended	Nine months ended
	September 30, 2019	September 30, 2019
Weighted average risk-free rate	1.39%	1.70%
Weighted average volatility	95.11%	108.83%
Dividend yield	0.00%	0.00%
Expected term	5.61 years	5.73 years

The following weighted-average assumptions were used for grants issued during 2019 and 2018 under the ASC No. 718 requirements:

	2019	2018
Weighted average risk-free rate	1.68%	2.87%
Weighted average volatility	105.53%	113.20%
Dividend yield	0.00%	0.00%
Expected term	5.37 years	7.06 years

Schedule of Restricted Stock and Common Stock Unit Vested

The following table shows the number of RSUs that vested and were settled during the three and nine months ended September 30, 2020 and 2019, as well as the number of shares of common stock issued upon settlement. In lieu of paying cash to satisfy withholding taxes due upon the settlement of vested RSUs, an employee may elect to have shares of common stock withheld that would otherwise be issued at settlement, the value of which is equal to the amount of withholding taxes payable.

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Restricted stock units vested and settled	19,000	18,000	39,000	29,000
Common stock issued, net of shares withheld	14,000	13,000	28,000	20,000

Summary of Stock Option Activity

Stock Option Activity

The following table summarizes stock option activities for the years ended December 31, 2019 and 2018:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2018	156,000	$17.74	$7.12	$-
Granted	2,000	4.44	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	10.42	-	-
Forfeited	(4,000)	6.38	-	-
Expired	(1,000)	16.00	-	-
Outstanding December 31, 2018	147,000	18.20	6.08	-
Granted	3,000	3.15	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	13.32	-	-
Forfeited	(2,000)	6.24	-	-
Expired	-	-	-	-
Outstanding December 31, 2019	142,000	$18.26	5.14	$-
Options vested and exercisable at December 31, 2019	140,000	$18.43	5.10	$-

Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity for the years ended December 31, 2019 and 2018:

	Outstanding Restricted Stock Units	Weighted Average Fair Value per Share
January 1, 2018	-	$-
Granted	74,000	5.13
Released	(13,000)	6.04
Canceled	-	-
December 31, 2018	61,000	$4.94
Granted	77,000	3.35
Released	(38,000)	4.09
Cancelled	(43,000)	4.17
December 31, 2019	57,000	$3.57
Balance expected to vest at December 31, 2019	19,000

Summary of Warrant Activities

Warrant Activity

The following summarizes warrant activities for the years ended December 31, 2019 and 2018:

	Outstanding Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding January 1, 2018	72,000	$20.00	0.87
Granted	-	-	-
Exercised	-	-	-
Forfeited	(72,000)	-	-
Outstanding December 31, 2018	-	$-	-